Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Detail Explanation of Revenue And Other Income in the consolidated Statement of operations
(1)	The Group has recognized the following amounts relating to revenue and other income in the statement of profit or loss:

(in millions of Korean won)	2021		2022		2023
Revenue from contracts with customers	￦	24,712,128	￦	25,432,727	￦	26,063,185
Revenue from other sources		185,877		206,128		224,016
Other income (Note 26)		307,654		595,351		308,044

Total revenue and other income	￦	25,205,659	￦	26,234,206	￦	26,595,245

Detail Explanation of Operating Revenues And Other Income
(2) Operating revenues and other income for the years ended December 31, 2021, 2022 and 2023 are as follows:

(in millions of Korean won)	2021		2022		2023
Mobile services	￦	6,936,485	￦	7,013,889	￦	7,140,333
Fixed-line services		4,960,338		5,056,513		5,142,359
Fixed-line and VoIP telephone services		1,465,059		1,378,265		1,249,024
Broadband Internet access services		2,343,591		2,504,833		2,578,558
Data communication services		1,151,689		1,173,415		1,314,777
Media and content		2,800,630		3,099,776		3,206,521
Financial services		3,661,896		3,836,589		3,967,763
Sale of goods		3,532,973		3,393,646		3,292,514
Others		3,313,337		3,833,793		3,845,755

Total	￦	25,205,659	￦	26,234,206	￦	26,595,245

Detail Analysis of Contract with Customer Assets and Liabilities
(3)	Contract assets and liabilities recognized in relation to the revenues from contracts with customers, are as follows:

(in millions of Korean won)	December 31, 2022		December 31, 2023
Contract assets 1	￦	963,133	￦	1,130,745
Contract liabilities 1		344,869		311,023
Deferred revenue 2	￦	81,653	￦	81,067

1
The Group recognized contract assets of
￦
308,821million and contract liabilities of
￦
32,274 million for long-term construction contract as of December 31, 2023 (2022: contract assets of
￦
160,880 million and contract liabilities of
￦
60,762 million). The Group recognizes contract assets as trade receivables and other receivables, and contract liabilities as other current liabilities.

2	Deferred revenue recognized relating to government grant is excluded.

Detail Analysis of Contract Costs Recognized as Assets
(4)	The contract costs recognized as assets are as follows:

(in millions of Korean won)	2021		2022		2023
Incremental cost of contract establishment	￦	1,726,401	￦	1,744,096	￦	1,656,711
Cost of Contract performance		74,843		73,582		70,757

Detail of Revenue Arising from Carried-Forward Contract Liabilities
(5)	The recognized revenue arising from carried-forward contract liabilities from prior year is as follows:

(in millions of Korean won)	2021		2022		2023
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Allocation of the transaction price	￦	275,965	￦	246,843	￦	213,609
Deferred revenue of joining/installment fee		42,100		44,204		41,824

Total	￦	318,065	￦	291,047	￦	255,433